CONTRACTUAL TRANSMISSION ASSETS - Disclosure of Annual Allowable Revenue Received (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Annual Allowable Revenue Received [Line Items]
Revenue	R$ 41,281,595	R$ 40,181,552	R$ 37,158,908
Infrastructure construction
Annual Allowable Revenue Received [Line Items]
Revenue	10,708,558	11,522,828
Service provision (O&M)
Annual Allowable Revenue Received [Line Items]
Revenue	8,006,246	7,725,358
RAP
Annual Allowable Revenue Received [Line Items]
Revenue	R$ 18,714,804	R$ 19,248,186